UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EnTrust Capital Inc.
Address:  717 Fifth Avenue, 25th Floor
          New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Zelenko
Title:  Chief Financial Officer/Chief Operating Officer
Phone:  (212) 888-1040

Signature, Place, and Date of Signing:

 /s/ Jill Zelenko              New York, New York           August 9, 2001
 ---------------------         ------------------           --------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Three*

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:      $622,799 (x1000)

List of Other Included Managers:

No.            Name
---            ----
(1)     Michael E. Horowitz
(2)     Mark S. Fife
(3)     Gregg S. Hymowitz

* Messrs. Horowitz, Fife, and Hymowitz are the Investment Managers to three investment advisory firms, EnTrust Capital Inc., EnTrust Partners Offshore LLC, and EnTrust Partners LLC, which have investment discretion over the investment portfolios reported herein.

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                                                        DIS-     OTHER
                                TITLE OF     CUSIP      MARKET    SHARES OR  SH   PUT/  CRE-     MANA-    VOTING AUTHORITY
NAME OF ISSUER                   CLASS      NUMBER      VALUE      PRN AMT   PRN  CALL  TION     GERS    SOLE   SHARED    NONE
--------------                   -----      ------      -----      -------   ---  ----  ----     ----    ----   ------    ----
AT&T CORP LIBERTY MEDIA GROUP     COM      001957208    72,090    4,121,760  SH         OTHER  (1)(2)(3)      3,256,121  865,639
AMERICAN STANDARD COMPANIES       COM      029712106    21,627      359,847  SH         OTHER  (1)(2)(3)        282,172   77,675
ASPECT COMMUNICATIONS CORP        COM      04523Q102    23,925    3,422,715  SH         OTHER  (1)(2)(3)      2,850,850  571,865
BEA SYSTEMS INC                   COM      073325102     3,587      116,807  SH         OTHER  (1)(2)(3)        116,807
BERKSHIRE HATHAWAY INC-DEL        COM      084670108     5,691           82  SH         OTHER  (1)(2)(3)             66       16
CABLETRON SYSTEMS INC             COM      126920107    32,422    1,418,905  SH         OTHER  (1)(2)(3)      1,120,240  298,665
CASELLA WASTE SYSTEMS INC-CL A    COM      147448104       489       39,100  SH         OTHER  (1)(2)(3)         39,100
CITIGROUP INC                     COM      172967101    49,156      930,287  SH         OTHER  (1)(2)(3)        709,774  220,513
CONCUR TECHNOLOGIES INC           COM      206708109        39       26,400  SH         OTHER  (1)(2)(3)         26,400
CRESTLINE CAPITAL CORP            COM      226153104     1,383       44,500  SH         OTHER  (1)(2)(3)         44,500
DELL COMPUTER CORP                COM      247025109     6,054      231,504  SH         OTHER  (1)(2)(3)        183,366   48,138
EMC CORP-MASS                     COM      268648102    12,528      431,243  SH         OTHER  (1)(2)(3)        343,918   87,325
ESC MEDICAL SYSTEMS LTD           CONV BD  269025AB8       428      450,000  PRN        OTHER  (1)(2)(3)        450,000
EMBRAER-EMPRESA BRASILEIRA        COM      29081M102     9,293      237,982  SH         OTHER  (1)(2)(3)        178,492   59,490
EPICOR SOFTWARE CORP              COM      29426L108       197      145,850  SH         OTHER  (1)(2)(3)        145,850
FREDDIE MAC-VOTING COMMON         COM      313400301       707       10,100  SH         OTHER  (1)(2)(3)         10,100
FANNIE MAE                        COM      313586109    23,510      276,106  SH         OTHER  (1)(2)(3)        225,556   50,550
FORD MOTOR CO DEL                 COM      345370860       457       18,606  SH         OTHER  (1)(2)(3)         18,606
GENERAL ELECTRIC CO               COM      369604103       438        8,975  SH         OTHER  (1)(2)(3)          8,975
GOLDMAN SACHS GROUP INC           COM      38141G104       373        4,350  SH         OTHER  (1)(2)(3)          4,300       50
J P MORGAN CHASE & CO             COM      46625H100    26,937      603,965  SH         OTHER  (1)(2)(3)        480,955  123,010
JOHNSON & JOHNSON                 COM      478160104       383        7,650  SH         OTHER  (1)(2)(3)          7,650
KIMBERLY CLARK CORP               COM      494368103    12,671      226,678  SH         OTHER  (1)(2)(3)        180,293   46,385
LEHMAN BROTHERS HOLDINGS INC      COM      524908100       312        4,010  SH         OTHER  (1)(2)(3)          4,010
MBNA CORP                         COM      55262L100    34,730    1,054,018  SH         OTHER  (1)(2)(3)        885,916  168,102
MERCK & CO INC                    COM      589331107     8,791      137,553  SH         OTHER  (1)(2)(3)        103,123   34,430
MICROSOFT CORP                    COM      594918104       964       13,200  SH         OTHER  (1)(2)(3)          6,700    6,500
NASDAQ 100 SHARES                 COM      631100104       948       20,750  SH         OTHER  (1)(2)(3)         18,750    2,000
NETZERO INC                       COM      64122R109        34       40,000  SH         OTHER  (1)(2)(3)         40,000
PG&E CORP                         COM      69331C108       504       45,000  SH         OTHER  (1)(2)(3)         45,000
PFIZER INC                        COM      717081103     8,430      210,481  SH         OTHER  (1)(2)(3)        163,674   46,807
PHARMACIA CORP                    COM      71713U102       209        4,545  SH         OTHER  (1)(2)(3)          4,545
ROGERS COMMUNICATIONS INC         COM      775109200       401       26,500  SH         OTHER  (1)(2)(3)         26,500
ROSS STORES INC                   COM      778296103    14,694      613,538  SH         OTHER  (1)(2)(3)        473,508  140,030
SCHERING PLOUGH CORP              COM      806605101     8,529      235,341  SH         OTHER  (1)(2)(3)        183,486   51,855
SHAW COMMUNICATIONS INC           COM      82028K200    39,188    1,650,715  SH         OTHER  (1)(2)(3)      1,273,165  377,550
STARWOOD HOTELS & RESORTS         COM      85590A203    13,452      360,843  SH         OTHER  (1)(2)(3)        281,079   79,764
SUN MICROSYSTEMS INC              COM      866810104    13,826      879,534  SH         OTHER  (1)(2)(3)        686,069  193,465
TIMBERLAND COMPANY CL A           COM      887100105     6,432      162,800  SH         OTHER  (1)(2)(3)        122,525   40,275
TRIZEC HAHN CORP-SUB VTG          COM      896938107    20,941    1,151,232  SH         OTHER  (1)(2)(3)        915,667  235,565
UNITED PAN-EUROPE COMMS           COM      911300200        60       24,000  SH         OTHER  (1)(2)(3)         24,000
UNITEDGLOBALCOM                   COM      913247508     3,213      371,400  SH         OTHER  (1)(2)(3)        371,400
UNITEDHEALTH GROUP INC            COM      91324P102       309        5,000  SH         OTHER  (1)(2)(3)                   5,000
VIACOM INC-CL B FORMLY NON VTG    COM      925524308    29,976      579,256  SH         OTHER  (1)(2)(3)        451,311  127,945
VODAFONE GROUP PLC NEW            COM      92857W100    25,170    1,126,193  SH         OTHER  (1)(2)(3)        882,566  243,627
WAL-MART STORES INC               COM      931142103       217        4,450  SH         OTHER  (1)(2)(3)          4,450
WENDYS INTERNATIONAL INC          COM      950590109    15,811      619,062  SH         OTHER  (1)(2)(3)        483,317  135,745
WESTERN WIRELESS CORP-CL A        COM      95988E204       228        5,313  SH         OTHER  (1)(2)(3)            631    4,682
WHIRLPOOL CORP                    COM      963320106    24,105      385,683  SH         OTHER  (1)(2)(3)        306,848   78,835
JOHN WILEY & SONS INC CL A        COM      968223206     3,796      160,500  SH         OTHER  (1)(2)(3)        160,500
SBS BROADCASTING SA               COM      L8137F102    41,333    1,605,182  SH         OTHER  (1)(2)(3)      1,288,846  316,336
ESC MEDICAL SYSTEMS LTD-ORD       COM      M40868107       635       22,000  SH         OTHER  (1)(2)(3)         22,000
UNITEDGLOBALCOM                   COM      913247508     1,168      135,000  SH         OTHER  (1)(2)(3)        135,000
GLOBALSTAR                        COM      G3930H104         9       26,500  SH         OTHER  (1)(2)(3)         26,500
                                                       -------
     TOTAL                                             622,799 (x1000)
                                                       =======